Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000255432 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000255432 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.84%
C000255432 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.88%
C000255432 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000255432 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.88%
C000255432 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000255432 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000255432 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000255432 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000255432 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000255432 | North America
Holdings [Line Items]
Percent of Net Asset Value	96.54%
C000255432 | Asia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255433 | North America
Holdings [Line Items]
Percent of Net Asset Value	95.17%
C000255433 | Asia
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000242685 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	0.76%
C000242685 | Infrastructure REIT
Holdings [Line Items]
Percent of Total Investments	5.20%
C000242685 | Hotel REIT
Holdings [Line Items]
Percent of Total Investments	6.24%
C000242685 | Data Center REIT
Holdings [Line Items]
Percent of Total Investments	6.67%
C000242685 | Retail REIT
Holdings [Line Items]
Percent of Total Investments	7.00%
C000242685 | Office REIT
Holdings [Line Items]
Percent of Total Investments	7.42%
C000242685 | Self-storage REIT
Holdings [Line Items]
Percent of Total Investments	7.43%
C000242685 | Multi Asset Class REIT
Holdings [Line Items]
Percent of Total Investments	8.10%
C000242685 | Specialty REIT
Holdings [Line Items]
Percent of Total Investments	10.00%
C000242685 | Industrial REIT
Holdings [Line Items]
Percent of Total Investments	12.70%
C000242685 | Residential REIT
Holdings [Line Items]
Percent of Total Investments	13.78%
C000242685 | Health Care REIT
Holdings [Line Items]
Percent of Total Investments	14.70%
C000237993 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.26%
C000237993 | Health Care
Holdings [Line Items]
Percent of Total Investments	20.37%
C000237993 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	0.16%
C000237993 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Total Investments	1.11%
C000237993 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	1.12%
C000237993 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Total Investments	1.17%
C000237993 | Oil & Gas
Holdings [Line Items]
Percent of Total Investments	1.20%
C000237993 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.25%
C000237993 | Insurance Brokers
Holdings [Line Items]
Percent of Total Investments	1.37%
C000237993 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Total Investments	2.21%
C000237993 | Media
Holdings [Line Items]
Percent of Total Investments	2.64%
C000237993 | Materials
Holdings [Line Items]
Percent of Total Investments	2.69%
C000237993 | Consumer Staple Products
Holdings [Line Items]
Percent of Total Investments	3.48%
C000237993 | Industrial Products
Holdings [Line Items]
Percent of Total Investments	7.41%
C000237993 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Total Investments	7.41%
C000237993 | Industrial Services
Holdings [Line Items]
Percent of Total Investments	12.81%
C000237993 | Financial Services
Holdings [Line Items]
Percent of Total Investments	15.20%
C000237993 | Software & Tech Services
Holdings [Line Items]
Percent of Total Investments	17.14%
C000255835 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.42%
C000255835 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.04%
C000255835 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.53%
C000255835 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Total Investments	3.97%
C000255835 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	13.27%
C000255835 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Total Investments	3.26%
C000255835 | Oil & Gas
Holdings [Line Items]
Percent of Total Investments	9.86%
C000255835 | Media
Holdings [Line Items]
Percent of Total Investments	2.93%
C000255835 | Materials
Holdings [Line Items]
Percent of Total Investments	2.99%
C000255835 | Consumer Staple Products
Holdings [Line Items]
Percent of Total Investments	16.31%
C000255835 | Industrial Services
Holdings [Line Items]
Percent of Total Investments	2.27%
C000255835 | Financial Services
Holdings [Line Items]
Percent of Total Investments	1.66%
C000255835 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.76%
C000255835 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Total Investments	8.70%
C000255835 | Banking
Holdings [Line Items]
Percent of Total Investments	13.03%
C000255835 | United States
Holdings [Line Items]
Percent of Total Investments	1.04%
C000255835 | Spain
Holdings [Line Items]
Percent of Total Investments	1.19%
C000255835 | India
Holdings [Line Items]
Percent of Total Investments	1.38%
C000255835 | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.40%
C000255835 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	1.58%
C000255835 | Japan
Holdings [Line Items]
Percent of Total Investments	1.80%
C000255835 | China
Holdings [Line Items]
Percent of Total Investments	2.00%
C000255835 | Philippines
Holdings [Line Items]
Percent of Total Investments	2.64%
C000255835 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.94%
C000255835 | Australia
Holdings [Line Items]
Percent of Total Investments	2.99%
C000255835 | Finland
Holdings [Line Items]
Percent of Total Investments	3.29%
C000255835 | Italy
Holdings [Line Items]
Percent of Total Investments	7.08%
C000255835 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.92%
C000255835 | Brazil
Holdings [Line Items]
Percent of Total Investments	8.69%
C000255835 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.82%
C000255835 | Mexico
Holdings [Line Items]
Percent of Total Investments	11.12%
C000255835 | France
Holdings [Line Items]
Percent of Total Investments	13.72%
C000255835 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	20.40%
C000261456 | British Virgin Islands
Holdings [Line Items]
Percent of Total Investments	0.71%
C000261456 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000261456 | Flex Options
Holdings [Line Items]
Percent of Total Investments	8.78%
C000261456 | Special Purpose Acquisition Companies (SPACS)
Holdings [Line Items]
Percent of Total Investments	10.80%
C000261456 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	37.67%
C000261456 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	41.35%
C000261456 | United States
Holdings [Line Items]
Percent of Total Investments	89.20%
C000261456 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	10.09%
C000267393 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.03%
C000267393 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	99.97%
C000250805 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000250805 | Flex Options
Holdings [Line Items]
Percent of Total Investments	0.30%
C000250805 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	99.61%
C000250806 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000250806 | Flex Options
Holdings [Line Items]
Percent of Total Investments	2.02%
C000250806 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	97.55%
C000267043 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.99%
C000267043 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	99.01%
C000267042 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.94%
C000267042 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	98.06%
C000256042 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.01%
C000256042 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.99%